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                        SUPPLEMENT DATED MARCH 6, 1998 TO
                        PROSPECTUS DATED MAY 1, 1997 FOR

     INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

THE "DEATH BENEFIT PAYMENT PROVISIONS" SUB-SECTION LOCATED IN THE "ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS" SECTION ON PAGE 28 OF THE PROSPECTUS IS HEREBY AMENDED TO INCLUDE THE FOLLOWING INFORMATION:

DEATH BENEFIT PAYMENT PROVISIONS

For Contracts issued on or after the later of November 3, 1997, or the date upon which the proper insurance authorities approve applicable Contract modifications, the Contract Owner may, at the time of application, select one of three death benefits available under the Contract. If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.

- STANDARD CONTRACTUAL DEATH BENEFIT

If the Annuitant dies prior to his or her 86th birthday, the dollar amount of the Death Benefit will be the greatest of:

(1)  the Contract Value;
(2) the sum of all Purchase Payments, less an adjustment for amounts surrendered; or
(3) the Contract Value as of the most recent five year Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus Purchase Payments received after that five year Contract Anniversary Date.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies on or after his or her 86th birthday, the dollar amount of the Death Benefit will equal the Contract Value.

If the Annuitant dies on or after the Annuitization Date, any amount payable will be determined according to the selected Annuity Payment Option.

No additional charge will be assessed to the Contract Owner for election of the Standard Contractual Death Benefit.

THE "DEATH BENEFIT PROVISIONS" AND "STANDARD CONTRACTUAL DEATH BENEFIT" INFORMATION ABOVE REPLACES IN ITS ENTIRETY THE CORRESPONDING PROVISIONS IN THE SUPPLEMENT DATED NOVEMBER 3, 1997 TO THE PROSPECTUS DATED MAY 1, 1997.